Employee Benefits - Summary of Actuarial Losses Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Amount accumulated in retained earnings, beginning of year	$ (91,538)	$ (69,043)
Recognized during the year	4,273	(22,495)
Amount accumulated in retained earnings, end of year	(87,265)	(91,538)
Recognized during the year, net of tax	3,206	(16,809)
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Amount accumulated in retained earnings, beginning of year	12,238	11,451
Recognized during the year	71	787
Amount accumulated in retained earnings, end of year	12,309	12,238
Recognized during the year, net of tax	52	580
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Amount accumulated in retained earnings, beginning of year	(103,776)	(80,494)
Recognized during the year	4,202	(23,282)
Amount accumulated in retained earnings, end of year	(99,574)	(103,776)
Recognized during the year, net of tax	$ 3,154	$ (17,389)